John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 95.9%		$2,262,657,627
(Cost $2,004,817,919)
Australia 0.4%		9,460,982
Aurizon Holdings, Ltd.	3,619,676	9,460,982
Austria 1.2%		27,523,477
ANDRITZ AG	460,249	27,523,477
Belgium 0.4%		8,973,886
Azelis Group NV	332,290	8,973,886
Bermuda 1.5%		36,627,929
Everest Re Group, Ltd.	104,744	36,627,929
Brazil 0.6%		13,164,982
Banco do Brasil SA	1,642,000	13,164,982
Canada 8.0%		188,445,671
Canadian Natural Resources, Ltd.	386,595	23,729,445
Cenovus Energy, Inc.	3,265,305	65,230,023
Kinross Gold Corp.	3,247,461	15,107,875
MEG Energy Corp. (A)	1,231,783	20,357,678
Suncor Energy, Inc.	1,341,322	46,553,869
Teck Resources, Ltd., Class B	403,760	17,466,781
China 2.2%		51,279,786
Alibaba Group Holding, Ltd. (A)	3,729,800	51,279,786
Finland 2.6%		62,665,071
Metso Outotec OYJ	821,886	9,445,794
Nordea Bank ABP	2,426,551	28,367,321
Sampo OYJ, A Shares	473,377	24,851,956
France 8.8%		206,563,493
Airbus SE	162,098	20,321,476
AXA SA	533,261	16,637,156
Capgemini SE	81,744	15,513,767
Imerys SA	469,662	19,479,031
Kering SA	20,326	12,682,496
Rexel SA (A)	925,590	20,476,189
Sanofi	421,945	41,318,575
SPIE SA	434,987	11,875,214
TotalEnergies SE	780,640	48,259,589
Germany 6.5%		152,933,661
Allianz SE	92,173	22,039,753
Brenntag SE	237,403	17,721,601
Daimler Truck Holding AG (A)	556,885	18,713,283
Deutsche Telekom AG	1,654,007	36,849,132
Rheinmetall AG	71,966	16,815,332
Siemens AG	261,161	40,794,560
Greece 0.6%		14,409,994
Hellenic Telecommunications Organization SA	914,097	14,409,994
India 1.4%		34,115,617
HDFC Bank, Ltd., ADR	506,467	34,115,617
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Ireland 3.5%		$83,099,626
CRH PLC	722,571	33,729,145
Flutter Entertainment PLC (A)	122,198	18,959,727
Ryanair Holdings PLC (A)	1,888,841	30,410,754
Japan 14.9%		350,930,935
Asahi Group Holdings, Ltd.	582,100	19,222,260
Chugai Pharmaceutical Company, Ltd.	519,300	13,462,899
Fuji Corp. (Aichi)	1,263,600	21,039,062
Honda Motor Company, Ltd.	785,900	19,440,424
Idemitsu Kosan Company, Ltd.	461,300	11,532,854
IHI Corp.	1,217,100	36,981,205
KDDI Corp.	1,265,900	39,551,089
Komatsu, Ltd. (B)	1,493,500	36,701,956
Renesas Electronics Corp. (A)	3,744,500	38,516,307
Sony Group Corp.	452,600	40,440,529
Subaru Corp.	1,477,600	24,279,397
Sumitomo Mitsui Financial Group, Inc.	1,145,000	49,762,953
Netherlands 4.2%		98,107,054
Aalberts NV	417,513	19,741,003
ING Groep NV	2,596,232	37,593,966
Stellantis NV	2,593,675	40,772,085
Norway 0.5%		11,442,512
Norsk Hydro ASA	1,411,288	11,442,512
Singapore 2.4%		57,452,965
Genting Singapore, Ltd.	19,405,100	14,696,632
United Overseas Bank, Ltd.	1,881,000	42,756,333
South Korea 2.7%		63,577,259
Hana Financial Group, Inc.	498,060	19,786,548
KB Financial Group, Inc.	348,233	15,869,817
POSCO Holdings, Inc.	43,585	10,710,007
Samsung Electronics Company, Ltd.	345,529	17,210,887
Spain 0.8%		20,060,468
Banco Bilbao Vizcaya Argentaria SA	2,167,853	15,313,160
Ence Energia y Celulosa SA	1,440,619	4,747,308
Sweden 1.2%		28,602,023
Svenska Handelsbanken AB, A Shares	2,742,804	28,602,023
Switzerland 9.7%		228,762,776
Glencore PLC	9,100,573	60,945,419
Novartis AG	812,502	73,457,559
STMicroelectronics NV	937,344	44,137,788
Swiss Re AG	202,162	21,168,584
UBS Group AG	1,361,110	29,053,426
United Kingdom 19.0%		448,882,550
AstraZeneca PLC	481,033	63,021,256
BAE Systems PLC	7,552,488	79,950,907
Coca-Cola Europacific Partners PLC	635,715	35,739,897
CVS Group PLC	395,838	9,842,994
Endeavour Mining PLC (B)	725,117	17,084,978
Ferroglobe PLC (A)	2,187,719	10,391,665
Future PLC	1,020,360	18,999,874
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
IMI PLC	1,980,446	$35,460,038
Informa PLC	2,398,446	19,836,926
JD Sports Fashion PLC	12,682,189	25,562,456
NatWest Group PLC	4,172,003	15,916,411
Nomad Foods, Ltd. (A)	901,840	16,043,734
Shell PLC	1,100,918	32,320,467
SSE PLC	1,235,295	26,366,932
Tesco PLC	6,058,955	18,415,453
WH Smith PLC	1,211,724	23,928,562
United States 2.8%		65,574,910
Applied Materials, Inc.	141,602	15,787,207
Booking Holdings, Inc. (A)	15,614	38,006,037
Ovintiv, Inc.	239,659	11,781,666

	Yield (%)	Shares	Value
Short-term investments 4.0%			$94,201,642
(Cost $94,201,610)
Short-term funds 4.0%			94,201,642
Fidelity Government Portfolio, Institutional Class	4.2200(C)	83,988,574	83,988,574
John Hancock Collateral Trust (D)	4.3787(C)	1,021,532	10,213,068

Total investments (Cost $2,099,019,529) 99.9%	$2,356,859,269
Other assets and liabilities, net 0.1%	1,576,900
Total net assets 100.0%	$2,358,436,169

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $6,684,097.
(C)	The rate shown is the annualized seven-day yield as of 1-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Industrials	19.6%
Financials	19.2%
Consumer discretionary	13.1%
Energy	11.0%
Materials	8.5%
Health care	8.5%
Information technology	5.6%
Communication services	5.5%
Consumer staples	3.8%
Utilities	1.1%
Short-term investments and other	4.1%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$9,460,982	—	$9,460,982	—
Austria	27,523,477	—	27,523,477	—
Belgium	8,973,886	—	8,973,886	—
Bermuda	36,627,929	$36,627,929	—	—
Brazil	13,164,982	13,164,982	—	—
Canada	188,445,671	188,445,671	—	—
China	51,279,786	—	51,279,786	—
Finland	62,665,071	—	62,665,071	—
France	206,563,493	—	206,563,493	—
Germany	152,933,661	—	152,933,661	—
Greece	14,409,994	—	14,409,994	—
India	34,115,617	34,115,617	—	—
Ireland	83,099,626	—	83,099,626	—
Japan	350,930,935	—	350,930,935	—
Netherlands	98,107,054	—	98,107,054	—
Norway	11,442,512	—	11,442,512	—
Singapore	57,452,965	—	57,452,965	—
South Korea	63,577,259	—	63,577,259	—
|	5

	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Spain	$20,060,468	—	$20,060,468	—
Sweden	28,602,023	—	28,602,023	—
Switzerland	228,762,776	—	228,762,776	—
United Kingdom	448,882,550	$79,260,274	369,622,276	—
United States	65,574,910	65,574,910	—	—
Short-term investments	94,201,642	94,201,642	—	—
Total investments in securities	$2,356,859,269	$511,391,025	$1,845,468,244	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,021,532	—	$82,140,881	$(71,938,324)	$10,479	$32	$120,452	—	$10,213,068
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|